NOTES PAYABLE, LONG-TERM DEBT AND AVAILABLE CREDIT FACILITIES (Schedule of Committed and Available Credit Facilities) (Details) - USD ($) $ in Millions	May 31, 2016	Dec. 31, 2018
Line of Credit Facility [Line Items]
Committed Credit		$ 12,137
Credit Available		7,637
Revolving Credit Facility | Five Year Competitive Advance and Revolving Credit Facility
Line of Credit Facility [Line Items]
Committed Credit		5,000
Credit Available		5,000
Revolving Credit Facility | Bilateral Revolving Credit Facility, Due March 2019
Line of Credit Facility [Line Items]
Committed Credit		100
Credit Available		100
Revolving Credit Facility | Bilateral Revolving Credit Facility, Due October 2019
Line of Credit Facility [Line Items]
Committed Credit		100
Credit Available		100
Revolving Credit Facility | Bilateral Revolving Credit Facility, Due March 2020, Facility One
Line of Credit Facility [Line Items]
Committed Credit		100
Credit Available		100
Revolving Credit Facility | Bilateral Revolving Credit Facility, Due March 2020, Facility Two
Line of Credit Facility [Line Items]
Committed Credit		280
Credit Available		280
Revolving Credit Facility | Term Loan Facility, Due December 2021
Line of Credit Facility [Line Items]
Committed Credit		4,500
Credit Available		0
Revolving Credit Facility | Bilateral Revolving Credit Facility, Due May 2020
Line of Credit Facility [Line Items]
Committed Credit		200
Credit Available		200
Revolving Credit Facility | Bilateral Revolving Credit Facility, Due July 2020
Line of Credit Facility [Line Items]
Committed Credit		200
Credit Available		200
Revolving Credit Facility | Bilateral Revolving Credit Facility, Due August 2020
Line of Credit Facility [Line Items]
Committed Credit		100
Credit Available		100
Revolving Credit Facility | North American Securitization Facility, Due September 2019
Line of Credit Facility [Line Items]
Committed Credit		800
Credit Available		800
Revolving Credit Facility | European Securitization Facility, Due October 2020
Line of Credit Facility [Line Items]
Committed Credit		457
Credit Available		457
Bilateral Revolving Credit Facility | Bilateral Revolving Credit Facility, Due March 2020, Facility Three
Line of Credit Facility [Line Items]
Committed Credit		100
Credit Available		100
Bilateral Revolving Credit Facility | Bilateral Revolving Credit Facility, Due March 2020, Facility Four
Line of Credit Facility [Line Items]
Committed Credit		200
Credit Available		$ 200
Bilateral Revolving Credit Facility | DCC Term Loan Facility
Line of Credit Facility [Line Items]
Proceeds from credit facility	$ 4,500